Parent Company Only Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net (loss) income	$ (360,536)	$ 84,203	$ 96,008	$ (555,664)	$ 121,161	$ 124,569	$ 142,591	$ 148,885	$ (735,989)	$ 537,206	$ 527,244
Adjustments to reconcile net income to net cash provided by operating activities:
(Increase) decrease in other assets									(268,781)	34,507	(164,846)
Net Cash Provided by Operating Activities									936,785	755,082	522,616
Cash Flows from Investing Activities:
Net Cash Provided by (Used in) Investing Activities									15,401,522	(647,788)	(5,793,681)
Cash Flows from Financing Activities:
Purchases of treasury stock									(163)	(464)	(43,477)
Exercise of stock options									3,165	1,235	13,500
Dividends paid									(192,698)	(295,757)	(288,408)
Net Cash (Used in) Provided by Financing Activities									(16,253,624)	902	5,570,455
Net Increase in Cash and Cash Equivalents									84,683	108,196	299,390
Cash Due from Bank at Beginning of Year				175,769					175,769
Cash Due from Bank at End of Year	194,029				175,769				194,029	175,769
Parent Company [Member]
Cash Flows from Operating Activities:
Net (loss) income									(735,989)	537,206	527,244
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (loss) income									830,262	(209,956)	(179,199)
(Increase) decrease in other assets										231	7,168
Increase in accrued expenses									3,720	131
Net Cash Provided by Operating Activities									97,993	327,612	355,213
Cash Flows from Investing Activities:
Principal Collected on ESOP Loan									2,695	2,568	2,444
Net Cash Provided by (Used in) Investing Activities									2,695	2,568	2,444
Cash Flows from Financing Activities:
Purchases of treasury stock									(163)	(464)	(43,477)
Exercise of stock options									3,165	1,235	13,500
Cash Dividends Paid on Unallocated ESOP Shares									(12,757)	(20,208)	(20,436)
Dividends paid									(192,698)	(295,757)	(288,408)
Net Cash (Used in) Provided by Financing Activities									(202,453)	(315,194)	(338,821)
Net Increase in Cash and Cash Equivalents									(101,765)	14,986	18,836
Cash Due from Bank at Beginning of Year				239,587				224,601	239,587	224,601	205,765
Cash Due from Bank at End of Year	$ 137,822				$ 239,587				$ 137,822	$ 239,587	$ 224,601